UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments

November 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 97.2%
Aerospace & Defense – 4.5%
200,089	Textron, Inc.	$ 6,648,957
107,234	The Boeing Co.	14,396,165

		21,045,122

Beverages – 1.6%
72,358	Anheuser-Busch InBev NV ADR	7,388,475

Biotechnology* – 1.2%
81,077	Vertex Pharmaceuticals, Inc.	5,628,365

Chemicals – 1.6%
96,045	Eastman Chemical Co.	7,398,346

Commercial Banks – 4.2%
90,480	Comerica, Inc.	4,103,268
106,658	HSBC Holdings PLC ADR	5,983,514
133,347	SunTrust Banks, Inc.	4,831,162
126,003	U.S. Bancorp	4,941,837

		19,859,781

Commercial Services & Supplies – 1.4%
141,033	Waste Management, Inc.	6,442,388

Communications Equipment – 2.0%
141,082	Cisco Systems, Inc.	2,997,993
86,930	QUALCOMM, Inc.	6,396,309

		9,394,302

Computers & Peripherals – 3.7%
15,758	Apple, Inc.	8,762,551
357,967	EMC Corp.	8,537,513

		17,300,064

Consumer Finance – 2.5%
75,563	Capital One Financial Corp.	5,412,578
233,393	SLM Corp.	6,219,923

		11,632,501

Diversified Financial Services – 8.1%
719,179	Bank of America Corp.	11,377,412
145,963	Citigroup, Inc.	7,724,362
329,626	JPMorgan Chase & Co.	18,861,200

		37,962,974

Diversified Telecommunication Services – 1.3%
178,078	AT&T, Inc.	6,270,126

Electric Utilities – 1.8%
49,420	American Electric Power Co., Inc.	2,325,705
119,817	FirstEnergy Corp.	3,909,629
28,096	NextEra Energy, Inc.	2,376,641

		8,611,975

Energy Equipment & Services – 1.7%
154,446	Halliburton Co.	8,136,215

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – 1.4%
84,385	Wal-Mart Stores, Inc.	$ 6,836,029

Food Products – 1.5%
220,818	ConAgra Foods, Inc.	7,284,786

Health Care Equipment & Supplies – 2.8%
39,245	C.R. Bard, Inc.	5,450,345
111,707	Covidien PLC	7,625,120

		13,075,465

Health Care Providers & Services – 2.2%
137,217	UnitedHealth Group, Inc.	10,219,922

Hotels, Restaurants & Leisure – 1.8%
113,097	Starwood Hotels & Resorts Worldwide, Inc.	8,423,465

Industrial Conglomerates – 5.0%
875,782	General Electric Co.	23,348,348

Insurance – 8.1%
239,695	American International Group, Inc.*	11,924,826
122,288	Prudential Financial, Inc.	10,854,283
197,779	The Hartford Financial Services Group, Inc.	7,046,866
93,708	The Travelers Cos., Inc.	8,503,064

		38,329,039

Machinery – 0.7%
40,440	Caterpillar, Inc.	3,421,224

Media – 2.9%
63,530	CBS Corp. Class B	3,720,317
67,776	Liberty Global PLC Class A*	5,815,859
49,291	Viacom, Inc. Class B	3,951,659

		13,487,835

Multi-Utilities – 1.3%
151,829	PG&E Corp.	6,129,337

Oil, Gas & Consumable Fuels – 13.0%
38,452	Apache Corp.	3,517,973
180,168	BP PLC ADR	8,469,698
63,341	ConocoPhillips	4,611,225
216,661	Devon Energy Corp.	13,133,990
262,595	Exxon Mobil Corp.	24,547,381
49,861	MarkWest Energy Partners LP	3,443,899
114,121	NGL Energy Partners LP	3,706,650

		61,430,816

Pharmaceuticals – 8.4%
140,178	Eli Lilly & Co.	7,039,739
362,907	Merck & Co., Inc.	18,083,656
458,455	Pfizer, Inc.	14,546,777

		39,670,172

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – 3.1%
43,168	American Tower Corp.	$ 3,357,175
39,136	AvalonBay Communities, Inc.	4,639,964
445,668	MFA Financial, Inc.	3,248,920
22,015	Simon Property Group, Inc.	3,298,948

		14,545,007

Semiconductors & Semiconductor Equipment – 1.5%
218,189	Altera Corp.	7,036,595

Software – 2.6%
173,039	Microsoft Corp.	6,597,977
161,740	Oracle Corp.	5,707,805

		12,305,782

Specialty Retail – 3.6%
175,480	L Brands, Inc.	11,404,445
115,892	Lowe’s Cos., Inc.	5,502,552

		16,906,997

Thrifts & Mortgage Finance – 1.7%
486,581	New York Community Bancorp, Inc.	8,038,318

TOTAL COMMON STOCKS		$457,559,771

Shares	Interest Rate	Maturity Date	Value
Convertible Preferred Stock(a) – 0.5%
Electric Utilities – 0.5%
PPL Corp.
46,808	8.750%	05/01/14	$ 2,488,313

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 1.2%
Repurchase Agreement – 1.2%
Joint Repurchase Agreement Account II
$5,800,000	0.083%	12/02/13	$ 5,800,000

TOTAL INVESTMENTS – 98.9%			$465,848,084

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			5,124,591

NET ASSETS – 100.0%			$470,972,675

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Joint repurchase agreement was entered into on November 29, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$385,005,397

Gross unrealized gain	87,210,163
Gross unrealized loss	(6,367,476)

Net unrealized security gain	$80,842,687

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

November 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 98.5%
Aerospace & Defense – 4.4%
659,536	Textron, Inc.	$ 21,916,381
345,195	The Boeing Co.	46,342,429

		68,258,810

Beverages – 2.1%
209,981	Anheuser-Busch InBev NV ADR	21,441,160
196,502	Monster Beverage Corp.*	11,628,988

		33,070,148

Biotechnology* – 1.2%
266,796	Vertex Pharmaceuticals, Inc.	18,520,978

Capital Markets – 1.0%
510,833	Morgan Stanley, Inc.	15,989,073

Chemicals – 1.5%
306,969	Eastman Chemical Co.	23,645,822

Commercial Banks – 1.5%
173,402	Comerica, Inc.	7,863,781
422,385	SunTrust Banks, Inc.	15,303,008

		23,166,789

Commercial Services & Supplies – 1.1%
371,522	Waste Management, Inc.	16,971,125

Communications Equipment – 1.7%
362,249	QUALCOMM, Inc.	26,654,282

Computers & Peripherals – 4.4%
59,182	Apple, Inc.	32,909,335
1,476,190	EMC Corp.	35,207,131

		68,116,466

Consumer Finance – 3.5%
316,341	Capital One Financial Corp.	22,659,506
1,182,315	SLM Corp.	31,508,695

		54,168,201

Diversified Financial Services – 10.5%
3,369,501	Bank of America Corp.	53,305,506
1,108,684	Citigroup, Inc.	58,671,557
889,586	JPMorgan Chase & Co.	50,902,111

		162,879,174

Electric Utilities – 2.3%
210,988	American Electric Power Co., Inc.	9,929,095
379,267	FirstEnergy Corp.	12,375,482
157,889	NextEra Energy, Inc.	13,355,831

		35,660,408

Energy Equipment & Services – 1.7%
504,439	Halliburton Co.	26,573,847

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – 1.2%
222,829	Wal-Mart Stores, Inc.	$ 18,051,377

Food Products – 1.0%
470,510	ConAgra Foods, Inc.	15,522,125

Health Care Equipment & Supplies – 2.8%
140,490	C.R. Bard, Inc.	19,511,251
360,254	Covidien PLC	24,590,938

		44,102,189

Health Care Providers & Services – 2.6%
548,344	UnitedHealth Group, Inc.	40,840,661

Hotels, Restaurants & Leisure – 2.0%
641,950	MGM Resorts International*	12,319,020
248,839	Starwood Hotels & Resorts Worldwide, Inc.	18,533,529

		30,852,549

Household Durables* – 1.5%
699,131	Toll Brothers, Inc.	23,840,367

Industrial Conglomerates – 5.0%
2,938,691	General Electric Co.	78,345,502

Insurance – 8.4%
955,345	American International Group, Inc.	47,528,414
445,763	Prudential Financial, Inc.	39,565,924
613,728	The Hartford Financial Services Group, Inc.	21,867,128
247,681	The Travelers Cos., Inc.	22,474,574

		131,436,040

Internet & Catalog Retail – 0.6%
151,463	Expedia, Inc.	9,646,679

Machinery – 1.0%
175,209	Caterpillar, Inc.	14,822,681

Media – 3.2%
208,653	CBS Corp. Class B	12,218,720
288,645	Liberty Global PLC Class A*	24,768,627
159,223	Viacom, Inc. Class B	12,764,908

		49,752,255

Multi-Utilities – 1.0%
400,797	PG&E Corp.	16,180,175

Oil, Gas & Consumable Fuels – 12.7%
256,795	Apache Corp.	23,494,174
588,349	BP PLC ADR	27,658,286
732,469	Devon Energy Corp.	44,402,271
858,472	Exxon Mobil Corp.	80,249,963
585,716	Southwestern Energy Co.*	22,643,781

		198,448,475

Personal Products – 0.3%
55,396	The Estee Lauder Cos., Inc. Class A	4,152,484

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – 8.2%
110,388	Allergan, Inc.	$ 10,713,155
440,370	Eli Lilly & Co.	22,115,382
1,057,137	Merck & Co., Inc.	52,677,137
265,091	Mylan, Inc.*	11,698,466
971,622	Pfizer, Inc.	30,829,566

		128,033,706

Real Estate Investment Trusts – 1.8%
141,201	American Tower Corp.	10,981,202
150,483	AvalonBay Communities, Inc.	17,841,264

		28,822,466

Semiconductors & Semiconductor Equipment – 2.6%
621,358	Altera Corp.	20,038,795
631,103	Applied Materials, Inc.	10,918,082
584,031	NVIDIA Corp.	9,110,884

		40,067,761

Software – 3.5%
216,510	Adobe Systems, Inc.*	12,293,438
789,440	Microsoft Corp.	30,101,347
330,624	Oracle Corp.	11,667,721

		54,062,506

Specialty Retail – 2.2%
286,879	L Brands, Inc.	18,644,266
383,182	The Gap, Inc.	15,698,967

		34,343,233

TOTAL COMMON STOCKS		$1,534,998,354

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.3%
Repurchase Agreement – 0.3%
Joint Repurchase Agreement Account II
$4,300,000	0.083%	12/02/13	$ 4,300,000

TOTAL INVESTMENTS – 98.8%			$1,539,298,354

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			19,294,706

NET ASSETS – 100.0%			$1,558,593,060

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 29, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,266,284,973

Gross unrealized gain	298,569,127
Gross unrealized loss	(25,555,746)

Net unrealized security gain	$273,013,381

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

November 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 99.6%
Aerospace & Defense – 3.0%
4,728,125	Textron, Inc.	$ 157,115,594
2,016,083	Triumph Group, Inc.	149,069,177

		306,184,771

Airlines* – 0.7%
1,866,133	United Continental Holdings, Inc.	73,245,720

Auto Components – 1.9%
2,071,967	Delphi Automotive PLC	121,313,668
835,027	TRW Automotive Holdings Corp.*	64,798,095

		186,111,763

Beverages* – 1.6%
1,234,347	Constellation Brands, Inc. Class A	86,910,372
1,245,811	Monster Beverage Corp.	73,727,095

		160,637,467

Capital Markets – 2.9%
5,072,424	Invesco Ltd.	176,773,977
2,301,091	Raymond James Financial, Inc.	110,866,564

		287,640,541

Chemicals – 2.3%
656,583	Ashland, Inc.	59,801,580
1,281,834	Celanese Corp. Series A	71,949,342
1,399,795	The Valspar Corp.	98,839,525

		230,590,447

Commercial Banks – 6.1%
1,986,218	CIT Group, Inc.	100,264,285
1,602,076	First Republic Bank	81,866,084
11,878,038	Huntington Bancshares, Inc.	109,040,389
1,618,621	M&T Bank Corp.	186,724,118
594,097	Signature Bank*	63,122,806
2,385,294	Zions Bancorp.	69,960,673

		610,978,355

Commercial Services & Supplies – 2.0%
3,337,650	Tyco International Ltd.	127,297,971
1,783,751	Waste Connections, Inc.	78,378,019

		205,675,990

Communications Equipment* – 1.8%
4,874,394	Juniper Networks, Inc.	98,803,966
7,207,968	Polycom, Inc.	77,485,656

		176,289,622

Computers & Peripherals – 0.8%
1,866,023	NetApp, Inc.	76,973,449

Construction & Engineering – 0.6%
1,825,871	KBR, Inc.	61,769,216

Shares	Description	Value
Common Stocks – (continued)
Consumer Finance – 1.2%
4,700,437	SLM Corp.	$ 125,266,646

Containers & Packaging – 1.0%
1,289,019	Packaging Corp. of America	78,965,304
605,230	Sealed Air Corp.	19,433,935

		98,399,239

Diversified Financial Services – 2.4%
3,156,538	ING US, Inc.	110,289,438
3,422,740	The NASDAQ OMX Group, Inc.	134,479,454

		244,768,892

Electric Utilities – 3.6%
2,735,958	Edison International	126,428,619
3,805,386	FirstEnergy Corp.	124,169,745
3,857,492	Xcel Energy, Inc.	108,086,926

		358,685,290

Electrical Equipment – 0.5%
678,280	Regal-Beloit Corp.	49,907,842

Energy Equipment & Services* – 1.9%
2,076,376	Cameron International Corp.	115,010,466
702,508	Oil States International, Inc.	71,901,694

		186,912,160

Food & Staples Retailing – 0.2%
706,344	Safeway, Inc.	24,700,850

Food Products – 1.6%
1,283,922	Ingredion, Inc.	88,796,046
2,429,628	Tyson Foods, Inc. Class A	76,994,911

		165,790,957

Health Care Equipment & Supplies – 2.5%
997,146	C.R. Bard, Inc.	138,483,636
2,892,596	CareFusion Corp.*	115,269,951

		253,753,587

Health Care Providers & Services – 6.2%
2,303,186	Aetna, Inc.	158,758,611
2,693,804	Cardinal Health, Inc.	174,019,739
1,588,960	Humana, Inc.	165,235,950
2,950,746	Tenet Healthcare Corp.*	127,324,690

		625,338,990

Hotels, Restaurants & Leisure – 2.3%
5,297,392	MGM Resorts International*	101,656,952
1,740,068	Starwood Hotels & Resorts Worldwide, Inc.	129,600,265

		231,257,217

Household Durables – 2.4%
1,627,587	Lennar Corp. Class A	58,202,511
2,699,078	Toll Brothers, Inc.*	92,038,560
605,333	Whirlpool Corp.	92,470,669

		242,711,740

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Independent Power Producers & Energy Traders* – 0.8%
4,273,006	Calpine Corp.	$ 80,802,543

Industrial Conglomerates – 1.1%
1,488,719	Carlisle Cos., Inc.	109,435,734

Insurance – 9.7%
794,116	Everest Re Group Ltd.	124,541,212
7,078,046	Genworth Financial, Inc. Class A*	106,949,275
2,798,429	Lincoln National Corp.	143,643,361
3,908,257	Principal Financial Group, Inc.	197,875,052
2,106,172	The Hartford Financial Services Group, Inc.	75,042,908
1,264,001	Validus Holdings Ltd.	50,623,240
909,428	W.R. Berkley Corp.	39,823,852
2,039,281	Willis Group Holdings PLC	91,319,003
4,366,728	XL Group PLC	139,691,629

		969,509,532

Internet & Catalog Retail* – 1.6%
5,615,258	Liberty Interactive Corp. Class A	157,676,445

IT Services – 2.7%
966,202	Computer Sciences Corp.	50,841,549
2,057,997	Fidelity National Information Services, Inc.	104,299,288
825,905	Global Payments, Inc.	52,073,311
1,326,866	Teradata Corp.*	60,558,164

		267,772,312

Life Sciences Tools & Services – 1.8%
3,372,254	Agilent Technologies, Inc.	180,651,647

Machinery – 3.4%
1,647,576	Stanley Black & Decker, Inc.	134,096,211
2,687,708	Terex Corp.*	97,617,555
2,198,069	Timken Co.	113,772,051

		345,485,817

Media – 2.1%
900,227	Liberty Media Corp. Class A*	138,148,836
966,221	Scripps Networks Interactive Class A	72,070,424

		210,219,260

Metals & Mining – 1.2%
629,034	Carpenter Technology Corp.	37,924,460
1,128,204	Reliance Steel & Aluminum Co.	82,956,840

		120,881,300

Multi-Utilities – 2.4%
1,504,919	SCANA Corp.	70,987,029
1,883,630	Sempra Energy	166,588,237

		237,575,266

Multiline Retail – 0.6%
1,058,446	Macy’s, Inc.	56,372,834

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 5.8%
5,793,183	Chesapeake Energy Corp.	$ 155,662,827
1,319,922	Cimarex Energy Co.	124,838,223
423,828	Pioneer Natural Resources Co.	75,335,427
1,251,494	Range Resources Corp.	97,178,509
2,186,184	Tesoro Corp.	128,175,968

		581,190,954

Paper & Forest Products – 0.5%
1,108,881	International Paper Co.	51,729,299

Pharmaceuticals* – 0.7%
1,555,809	Mylan, Inc.	68,657,851

Real Estate Investment Trusts – 8.2%
882,486	Alexandria Real Estate Equities, Inc.	55,826,064
1,217,458	AvalonBay Communities, Inc.	144,341,821
1,883,809	Camden Property Trust	109,110,217
5,484,434	DDR Corp.	87,696,100
861,159	Digital Realty Trust, Inc.	40,681,151
6,676,304	MFA Financial, Inc.	48,670,256
3,870,761	Starwood Property Trust, Inc.	107,878,109
2,085,845	Tanger Factory Outlet Centers, Inc.	68,978,894
1,464,913	Taubman Centers, Inc.	95,776,012
6,360,835	Two Harbors Investment Corp.	58,837,724

		817,796,348

Semiconductors & Semiconductor Equipment – 4.7%
4,925,016	Altera Corp.	158,831,766
4,389,295	Applied Materials, Inc.	75,934,804
1,767,090	Lam Research Corp.*	92,083,060
2,733,542	Maxim Integrated Products, Inc.	77,851,276
4,280,782	NVIDIA Corp.	66,780,199

		471,481,105

Software* – 1.8%
1,615,379	Citrix Systems, Inc.	95,824,282
2,566,590	PTC, Inc.	83,516,839

		179,341,121

Textiles, Apparel & Luxury Goods – 1.0%
766,257	PVH Corp.	102,617,137

TOTAL COMMON STOCKS		$9,992,787,256

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.1%
Repurchase Agreement – 0.1%
Joint Repurchase Agreement Account II
$ 4,900,000	0.083%	12/02/13	$ 4,900,000

TOTAL INVESTMENTS – 99.7%			$ 9,997,687,256

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			33,002,788

NET ASSETS – 100.0%			$10,030,690,044

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 29, 2013. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$8,250,763,375

Gross unrealized gain	1,907,160,749
Gross unrealized loss	(160,236,868)

Net unrealized security gain	$1,746,923,881

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

November 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 94.8%
Aerospace & Defense – 2.5%
414,753	Cubic Corp.	$ 23,242,758
511,361	Esterline Technologies Corp.*	45,009,995
573,724	Moog, Inc. Class A*	39,397,627
291,075	Teledyne Technologies, Inc.*	26,991,385

		134,641,765

Air Freight & Logistics – 0.5%
601,311	Forward Air Corp.	25,976,635

Auto Components – 1.2%
1,267,027	American Axle & Manufacturing Holdings, Inc.*	25,340,540
199,713	Cooper Tire & Rubber Co.	4,912,940
334,040	Dana Holding Corp.	6,774,331
432,616	Tenneco, Inc.*	24,832,159

		61,859,970

Biotechnology* – 1.4%
598,763	Acorda Therapeutics, Inc.	20,842,940
2,061,095	Exact Sciences Corp.	25,310,247
1,291,222	Infinity Pharmaceuticals, Inc.	18,864,753
368,017	Myriad Genetics, Inc.	10,948,506

		75,966,446

Building Products* – 0.3%
245,036	Trex Co., Inc.	17,738,156

Capital Markets – 2.7%
197,755	Cohen & Steers, Inc.	7,931,953
1,341,451	E*TRADE Financial Corp.*	24,038,802
439,793	Golub Capital BDC, Inc.	8,272,506
207,406	Manning & Napier, Inc.	3,789,308
620,311	New Mountain Finance Corp.	9,348,087
648,466	PennantPark Investment Corp.	7,891,831
137,462	Piper Jaffray Cos., Inc.*	5,226,305
423,428	Solar Capital Ltd.	9,802,358
232,480	Solar Senior Capital Ltd.	4,233,461
674,767	Stifel Financial Corp.*	30,209,319
100,668	Virtus Investment Partners, Inc.*	20,918,810
335,188	Walter Investment Management Corp.*	12,780,719

		144,443,459

Chemicals – 3.6%
180,734	H.B. Fuller Co.	9,259,003
152,368	Innophos Holdings, Inc.	7,310,617
114,838	Koppers Holdings, Inc.	5,441,024
865,856	Methanex Corp.	53,163,558
1,692,298	PolyOne Corp.	54,931,993
196,018	Quaker Chemical Corp.	15,885,299
328,575	W.R. Grace & Co.*	31,553,057
152,408	Westlake Chemical Corp.	17,158,093

		194,702,644

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks – 14.9%
1,667,694	BancorpSouth, Inc.	$ 39,874,564
893,921	Bank of the Ozarks, Inc.	50,193,664
523,112	Banner Corp.	22,734,448
1,896,043	Boston Private Financial Holdings, Inc.	22,553,431
343,685	Bridge Capital Holdings*	6,564,383
709,929	CoBiz, Inc.	8,412,659
647,987	Community Bank System, Inc.	25,180,775
431,773	First Financial Bankshares, Inc.	28,661,092
410,125	First Financial Holdings, Inc.	27,014,934
1,020,652	First Midwest Bancorp, Inc.	18,739,171
708,075	Flushing Financial Corp.	15,301,501
1,278,025	Glacier Bancorp, Inc.	38,289,629
331,559	Heritage Financial Corp.	5,702,815
777,057	Home Bancshares, Inc.	28,098,381
401,674	Independent Bank Corp.	15,331,897
223,441	Independent Bank Group, Inc.	10,698,355
256,278	Lakeland Financial Corp.	9,828,261
1,115,522	MB Financial, Inc.	36,377,172
818,139	PacWest Bancorp	33,658,238
745,747	Pinnacle Financial Partners, Inc.*	24,274,065
1,532,460	PrivateBancorp, Inc.	42,495,116
569,641	Prosperity Bancshares, Inc.	36,531,077
346,594	Sandy Spring Bancorp, Inc.	10,113,613
152,369	Sierra Bancorp	2,696,931
482,701	Signature Bank*	51,286,981
258,176	Southcoast Financial Corp.*	1,546,474
500,152	Southwest Bancorp, Inc.*	8,587,610
346,778	Sterling Financial Corp.	11,322,302
148,441	Summit State Bank	1,494,801
791,833	Texas Capital Bancshares, Inc.*	44,477,260
169,317	The First of Long Island Corp.	7,221,370
345,399	TriCo Bancshares	9,529,558
674,540	UMB Financial Corp.	43,251,505
1,143,409	ViewPoint Financial Group, Inc.	29,019,720
1,014,726	Webster Financial Corp.	29,914,122

		796,977,875

Commercial Services & Supplies – 2.1%
28,491	Ceco Environmental Corp.	453,862
466,408	G&K Services, Inc. Class A	28,087,090
678,482	Mobile Mini, Inc.*	27,410,673
644,556	Progressive Waste Solutions Ltd.	16,681,109
318,413	Waste Connections, Inc.	13,991,067
1,145,120	West Corp.	26,372,113

		112,995,914

Communications Equipment – 1.2%
666,697	ADTRAN, Inc.	17,120,779
1,400,671	CommScope Holding Co., Inc.*	22,536,796
709,451	Digi International, Inc.*	8,158,687
998,748	RADWARE Ltd.*	16,978,716

		64,794,978

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Computers & Peripherals* – 0.4%
522,871	Electronics for Imaging, Inc.	$ 20,705,692

Construction & Engineering – 0.9%
923,012	Comfort Systems USA, Inc.	18,921,746
75,538	EMCOR Group, Inc.	3,001,125
620,565	MYR Group, Inc.*	15,768,556
433,555	Primoris Services Corp.	12,469,042

		50,160,469

Consumer Finance* – 0.3%
251,690	First Cash Financial Services, Inc.	16,002,450

Containers & Packaging* – 0.5%
2,824,686	Graphic Packaging Holding Co.	25,365,680

Diversified Financial Services – 0.4%
270,414	MarketAxess Holdings, Inc.	19,029,033

Diversified Telecommunication Services* – 0.5%
2,722,110	Premiere Global Services, Inc.	25,397,286

Electric Utilities – 3.8%
448,352	ALLETE, Inc.	22,094,787
1,213,594	Cleco Corp.	55,473,382
1,252,122	El Paso Electric Co.	45,113,956
1,010,990	IDACORP, Inc.	52,247,963
617,764	UNS Energy Corp.	29,578,540

		204,508,628

Electrical Equipment* – 0.6%
184,090	Powell Industries, Inc.	12,626,733
716,225	Thermon Group Holdings, Inc.	20,627,280

		33,254,013

Electronic Equipment, Instruments & Components – 2.6%
455,180	Anixter International, Inc.*	40,237,912
336,319	Belden, Inc.	23,549,056
219,857	Coherent, Inc.	15,178,927
787,609	CTS Corp.	14,318,732
230,473	Littelfuse, Inc.	20,039,627
1,482,785	Newport Corp.*	25,429,763

		138,754,017

Energy Equipment & Services – 2.5%
241,968	Dril-Quip, Inc.*	26,268,046
1,205,554	Forum Energy Technologies, Inc.*	32,562,014
503,891	Gulfmark Offshore, Inc. Class A	24,872,060
2,475,656	Newpark Resources, Inc.*	29,856,411
1,600,948	TETRA Technologies, Inc.*	19,755,698

		133,314,229

Food & Staples Retailing* – 0.5%
435,935	Susser Holdings Corp.	27,908,559

Shares	Description	Value
Common Stocks – (continued)
Food Products* – 0.6%
383,561	The Hain Celestial Group, Inc.	$ 31,716,659

Gas Utilities – 1.1%
1,130,349	Southwest Gas Corp.	59,976,318

Health Care Equipment & Supplies – 0.7%
412,955	Hill-Rom Holdings, Inc.	17,100,467
232,404	Teleflex, Inc.	22,847,637

		39,948,104

Health Care Providers & Services – 1.6%
209,210	Air Methods Corp.	11,707,392
652,365	HealthSouth Corp.*	23,348,143
314,991	Surgical Care Affiliates, Inc.*	9,588,326
513,127	WellCare Health Plans, Inc.*	38,125,336

		82,769,197

Health Care Technology* – 0.7%
2,336,255	Allscripts Healthcare Solutions, Inc.	34,903,650

Hotels, Restaurants & Leisure – 1.7%
718,134	Bloomin’ Brands, Inc.*	18,815,111
865,073	Diamond Resorts International, Inc.*	15,458,854
461,682	Marriott Vacations Worldwide Corp.*	24,118,268
395,751	Pinnacle Entertainment, Inc.*	9,949,180
289,883	Vail Resorts, Inc.	21,970,233

		90,311,646

Household Durables* – 1.2%
638,217	Meritage Homes Corp.	27,813,497
3,069,972	Standard Pacific Corp.	25,112,371
609,184	William Lyon Homes Class A	13,249,752

		66,175,620

Household Products – 0.8%
601,930	Spectrum Brands Holdings, Inc.	42,484,219

Industrial Conglomerates – 0.8%
595,003	Carlisle Cos., Inc.	43,738,671

Insurance – 4.2%
2,442,748	American Equity Investment Life Holding Co.	57,917,555
203,572	Aspen Insurance Holdings Ltd.	8,228,380
2,617,307	CNO Financial Group, Inc.	44,284,834
271,174	Endurance Specialty Holdings Ltd.	15,429,801
86,280	Enstar Group Ltd.*	12,019,667
1,486,940	Maiden Holdings Ltd.	18,824,660
9,648	Markel Corp.*	5,376,637
1,824,309	Meadowbrook Insurance Group, Inc.	13,481,644
659,208	ProAssurance Corp.	31,694,721
141,926	RLI Corp.	14,318,914

		221,576,813

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
IT Services – 0.5%
1,332,785	Convergys Corp.	$ 27,348,748

Leisure Equipment & Products – 0.8%
429,052	Arctic Cat, Inc.	24,142,756
369,544	Brunswick Corp.	16,888,161

		41,030,917

Life Sciences Tools & Services – 0.8%
1,156,218	PerkinElmer, Inc.	43,982,533

Machinery – 3.4%
848,521	Actuant Corp. Class A	33,160,201
1,072,704	Barnes Group, Inc.	39,153,696
350,319	CIRCOR International, Inc.	27,790,806
330,178	Crane Co.	20,573,391
1,576,484	Edwards Group Ltd. ADR*	16,111,667
194,291	Graco, Inc.	15,005,094
295,155	RBC Bearings, Inc.*	20,185,650
396,503	Twin Disc, Inc.	11,391,531

		183,372,036

Metals & Mining – 2.0%
291,171	Carpenter Technology Corp.	17,554,700
391,621	Coeur Mining, Inc.*	4,315,664
1,364,474	Commercial Metals Co.	26,498,085
909,358	Globe Specialty Metals, Inc.	16,186,572
510,106	Kaiser Aluminum Corp.	34,340,336
208,289	Olympic Steel, Inc.	5,846,672
136,962	Walter Energy, Inc.	1,948,969

		106,690,998

Multi-Utilities – 0.5%
190,635	Black Hills Corp.	9,583,221
404,208	NorthWestern Corp.	17,777,068

		27,360,289

Oil, Gas & Consumable Fuels – 3.7%
743,117	Approach Resources, Inc.*	15,746,649
135,307	Delek US Holdings, Inc.	4,094,390
581,434	Diamondback Energy, Inc.*	28,920,527
1,096,909	Laredo Petroleum Holdings, Inc.*	29,605,574
3,271,766	Rex Energy Corp.*(a)	62,752,472
1,431,097	Western Refining, Inc.	55,912,960

		197,032,572

Paper & Forest Products – 0.8%
808,331	KapStone Paper and Packaging Corp.	43,067,876

Pharmaceuticals* – 0.8%
206,035	Mallinckrodt PLC	10,705,578
836,707	Prestige Brands Holdings, Inc.	29,485,555

		40,191,133

Shares	Description	Value
Common Stocks – (continued)
Professional Services* – 0.3%
537,141	TrueBlue, Inc.	$ 13,718,581

Real Estate Investment Trusts – 10.0%
825,741	Acadia Realty Trust	21,444,494
1,415,925	American Campus Communities, Inc.	45,918,448
1,908,918	Apollo Commercial Real Estate Finance, Inc.	31,745,306
1,223,259	Blackstone Mortgage Trust, Inc. Class A	31,609,013
979,845	CBL & Associates Properties, Inc.	17,696,001
987,860	Chesapeake Lodging Trust	23,580,218
366,371	Coresite Realty Corp.	11,855,766
1,875,415	CubeSmart	30,419,231
1,090,683	DuPont Fabros Technology, Inc.	25,598,330
1,537,844	Healthcare Trust of America, Inc. Class A	15,609,117
1,092,987	Highwoods Properties, Inc.	39,260,093
1,386,598	Hudson Pacific Properties, Inc.	28,758,042
1,025,237	LaSalle Hotel Properties	32,110,423
58,743	LTC Properties, Inc.	2,262,193
3,820,137	MFA Financial, Inc.	27,848,799
361,981	Mid-America Apartment Communities, Inc.	21,805,735
429,191	National Health Investors, Inc.	25,266,474
845,656	Pebblebrook Hotel Trust	25,648,746
418,025	PS Business Parks, Inc.	32,739,718
2,392,058	Strategic Hotels & Resorts, Inc.*	21,361,078
2,514,657	Two Harbors Investment Corp.	23,260,577

		535,797,802

Real Estate Management & Development – 0.5%
1,315,210	Kennedy-Wilson Holdings, Inc.	27,080,174

Road & Rail – 0.2%
389,942	Celadon Group, Inc.	8,122,492

Semiconductors & Semiconductor Equipment – 3.0%
632,125	Cabot Microelectronics Corp.*	28,489,874
1,635,782	Fairchild Semiconductor International, Inc.*	20,823,505
2,554,865	Intersil Corp. Class A	26,877,180
880,375	Micrel, Inc.	8,548,441
876,385	MKS Instruments, Inc.	26,089,981
2,554,656	PMC-Sierra, Inc.*	15,327,936
819,546	Semtech Corp.*	24,356,907
995,686	TriQuint Semiconductor, Inc.*	7,846,006

		158,359,830

Software – 2.8%
1,036,988	Mentor Graphics Corp.	23,358,155
607,374	Monotype Imaging Holdings, Inc.	18,919,700
441,334	NetScout Systems, Inc.*	13,429,793
1,133,757	PTC, Inc.*	36,892,453
737,697	SS&C Technologies Holdings, Inc.*	31,802,118
652,406	Verint System, Inc.*	24,739,235

		149,141,454

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – 3.2%
523,067	Asbury Automotive Group, Inc.*	$ 27,157,639
465,222	Chico’s FAS, Inc.	8,694,999
275,699	Francesca’s Holdings Corp.*	5,409,214
547,269	GNC Acquisition Holdings, Inc. Class A	32,934,649
445,233	Jos. A. Bank Clothiers, Inc.*	25,298,139
237,822	Monro Muffler Brake, Inc.	12,618,835
3,058,212	Office Depot, Inc.*	16,636,673
528,815	Shoe Carnival, Inc.	15,298,618
259,852	The Men’s Wearhouse, Inc.	13,283,634
213,852	Vitamin Shoppe, Inc.*	11,605,748

		168,938,148

Textiles, Apparel & Luxury Goods – 1.3%
321,912	Carter’s, Inc.	22,749,521
750,036	Movado Group, Inc.	34,141,639
370,738	Steven Madden Ltd.*	14,443,952

		71,335,112

Thrifts & Mortgage Finance – 2.0%
760,439	Brookline Bancorp, Inc.	6,950,412
526,586	Dime Community Bancshares	8,857,176
765,436	Home Loan Servicing Solutions Ltd.	17,811,696
663,868	Oritani Financial Corp.	10,814,410
993,213	Provident Financial Services, Inc.	19,417,314
2,438,677	Radian Group, Inc.	34,775,534
137,541	WSFS Financial Corp.	10,444,864

		109,071,406

Trading Companies & Distributors – 1.4%
596,359	Applied Industrial Technologies, Inc.	28,851,848
776,467	Kaman Corp.	30,949,975
127,392	Watsco, Inc.	12,224,536

		72,026,359

TOTAL COMMON STOCKS		$5,061,767,255

Exchange Traded Fund – 2.5%
1,334,382	iShares Russell 2000 Value ETF	$ 130,969,594

Investment Company – 0.1%
Capital Markets – 0.1%
406,924	THL Credit, Inc.	$ 6,905,500

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 2.7%
Repurchase Agreement – 2.7%
Joint Repurchase Agreement Account II
$ 143,900,000	0.083%	12/02/13	$ 143,900,000

TOTAL INVESTMENTS – 100.1%			$5,343,542,349

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(6,908,534)

NET ASSETS – 100.0%			$5,336,633,815

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

(b)	Joint repurchase agreement was entered into on November 29, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$4,001,446,910

Gross unrealized gain	1,381,188,711
Gross unrealized loss	(39,093,272)

Net unrealized security gain	$1,342,095,439

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the daily net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date: (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Short Term Investments – Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2013:

GROWTH AND INCOME FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$457,559,771	$—	$—
Preferred Stock	—	2,488,313
Short-term Investments	—	5,800,000	—
Total	$457,559,771	$8,288,313	$—

LARGE CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$1,534,998,354	$—	$—
Short-term Investments	—	4,300,000	—
Total	$1,534,998,354	$4,300,000	$—

MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$9,992,787,256	$—	$—
Short-term Investments	—	4,900,000	—
Total	$9,992,787,256	$4,900,000	$—

SMALL CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$5,192,736,849	$—	$—
Investment Company	6,905,500	—	—
Short-term Investments	—	143,900,000	—
Total	$5,199,642,349	$143,900,000	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2013, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of December 2, 2013, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Growth and Income	$5,800,000	$5,800,040	$5,946,724
Large Cap Value	4,300,000	4,300,030	4,408,778
Mid Cap Value	4,900,000	4,900,034	5,023,956
Small Cap Value	143,900,000	143,900,995	147,540,271

REPURCHASE AGREEMENTS — At November 30, 2013, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Growth and Income	Large Cap Value	Mid Cap Value	Small Cap Value
BNP Paribas Securities Co.	0.090%	$1,726,631	$1,280,088	$1,458,705	$42,838,309
Citigroup Global Markets, Inc.	0.090	223,969	166,046	189,215	5,556,741
Merrill Lynch & Co., Inc.	0.100	149,477	110,819	126,282	3,708,574
TD Securities (USA) LLC	0.070	2,219,954	1,645,828	1,875,479	55,077,825
Wells Fargo Securities LLC	0.090	1,479,969	1,097,219	1,250,319	36,718,551
TOTAL		$5,800,000	$4,300,000	$4,900,000	$143,900,000

At November 30, 2013, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.181% to 1.980%	08/27/14 to 06/17/20
Federal Home Loan Mortgage Corp.	0.000 to 5.000	04/16/14 to 11/01/42
Federal National Mortgage Association	0.375 to 5.000	06/30/14 to 11/01/43
Government National Mortgage Association	2.500 to 5.000	07/15/39 to 10/20/43
U.S. Treasury Bill	0.000	12/26/13

The Funds’ risks include, but are not limited to, the following:

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date January 29, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date January 29, 2014

*	Print the name and title of each signing officer under his or her signature.